Income tax (Details 3) - Deferred Tax Liabilities [Member] - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Convertible debenture		$ 67
Deferred cost	37	74
Net deferred income tax liabilities	$ 37	$ 141